Fair Value Measurements and Valuation Processes	6 Months Ended
Jun. 30, 2020
Disclosure Of Fair Value Measurement [Abstract]
Fair Value Measurements and Valuation Processes

FAIR VALUE MEASUREMENTS AND VALUATION PROCESSES

The Group held certain financial instruments at fair value at 30 June 2020. The definitions and valuation techniques employed for these as at 30 June 2020 are consistent with those used at 31 December 2019 and disclosed in Note 22 on pages 180 to 184 of the 2019 Annual Report and Form 20-F:

-	Level 1 financial instruments are traded in an active market and fair value is based on quoted prices at the period end.
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Level 2 financial instruments are not traded in an active market, but the fair values are based on quoted market prices, broker/dealer quotations, or alternative pricing sources with reasonable levels of price transparency. The Group’s level 2 financial instruments include OTC derivatives.

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The fair values of level 3 financial instruments have been determined using a valuation technique where at least one input (which could have a significant effect on the instrument's valuation) is not based on observable market data. The Group’s level 3 financial instruments primarily consist of an equity investment in an unquoted entity, interest free loans and other treasury products which are valued using the discounted cash flows of estimated future cash flows.

While the carrying values of assets and liabilities at fair value have changed since 31 December 2019, the Group does not consider the movements in value to be significant, and the categorisation of these assets and liabilities in accordance with the disclosure requirements of IFRS 7 has not materially changed. The values of level 1 assets and level 3 assets are not material to the Group and were £56 million and £155 million respectively, at 30 June 2020 (30 June 2019: £105 million and £82 million respectively and 31 December 2019: £78 million and £57 million respectively).

Level 2 assets and liabilities are shown below.

	30.6.2020	30.6.2019	31.12.2019
	Level 2 £m	Level 2 £m	Level 2 £m
Assets at fair value
Derivatives relating to
– interest rate swaps	65	250	180
– cross-currency swaps	466	462	305
– forward foreign currency contracts	183	146	280
Assets at fair value	714	858	765
Liabilities at fair value
Derivatives relating to
– interest rate swaps	52	340	255
– cross-currency swaps	156	67	84
– forward foreign currency contracts	277	218	129
Liabilities at fair value	485	625	468

Borrowings are carried at amortised cost. The fair value of borrowings is estimated to be £52,544 million (30 June 2019: £49,816 million; 31 December 2019: £45,674 million). The value of other assets and liabilities held at amortised cost are not materially different from their fair values.